COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease commitments under non-cancelable operating leases as of December 31, 2014, are as follows:
2015	$1,798
2016	773
2017	578
2018 and thereafter	583

$3,732